Long-Term Debt - Additional Information - NOK Bonds (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 NOK (kr)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount	$ 3,173,229,000		$ 3,237,703,000
Interest rate swaps
Debt Instrument [Line Items]
Contract Amount in Foreign Currency	$ 1,702,525,000
Cross currency swap agreement
Debt Instrument [Line Items]
Fixed interest rate	7.45%	7.45%
Contract Amount in Foreign Currency	$ 162,200,000	kr 1,000,000,000
Norwegian Kroner Bonds due through 2019
Debt Instrument [Line Items]
Debt issued	121,900,000	kr 1,000,000,000
Bonds | Norwegian Kroner Bonds due through 2019
Debt Instrument [Line Items]
Aggregate principal amount	$ 121,889,000		$ 256,927,000
Bonds | Norwegian Kroner Bonds due through 2019 | Interest rate swaps
Debt Instrument [Line Items]
Fixed interest rate	7.45%	7.45%
Bonds | Norwegian Kroner Bonds due through 2019 | NIBOR
Debt Instrument [Line Items]
Marginal rate added for interest paid (as a percent)	4.25%